Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares authorized	[1]	2,000,000,000	2,000,000,000
Ordinary shares issued	[1]	45,666,376	45,666,376
Ordinary shares outstanding	[1]	45,666,376	45,666,376

[1]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.